Other Current Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other current assets	$ 128	$ 61
Proceeds from collaborators	54
Collaborative arrangement, transaction with party to collaborative arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other current assets	$ 28